T. ROWE PRICE Mid-Cap Growth Portfolio
September 30, 2022 (Unaudited)

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 94.5%
COMMUNICATION SERVICES 3.1%
Entertainment 1.4%
Liberty Media-Liberty Formula One,
Class C (1) 73,900 4,323
Spotify Technology (1) 22,700 1,959
6,282
Interactive Media & Services 0.3%
Match Group (1) 25,600 1,223
Vimeo (1) 60,273 241
1,464
Media 1.4%
Trade Desk, Class A (1) 102,200 6,106
6,106
Total Communication Services 13,852
CONSUMER
DISCRETIONARY 13.0%
Automobiles 0.4%
Rivian Automotive, Class A (1) 51,114 1,682
1,682
Diversified Consumer Services 0.5%
Bright Horizons Family Solutions (1) 29,100 1,677
Clear Secure, Class A (1) 28,903 661
2,338
Hotels, Restaurants & Leisure 5.5%
Chipotle Mexican Grill (1) 3,900 5,861
Domino's Pizza  10,200 3,164
DraftKings, Class A (1) 68,700 1,040
Hilton Worldwide Holdings  57,000 6,875
MGM Resorts International  153,000 4,547
Vail Resorts  12,700 2,739
Yum! Brands  2,100 223
24,449
Multiline Retail 2.4%
Dollar General  25,500 6,117
Dollar Tree (1) 34,000 4,627
10,744
Specialty Retail 3.6%
Bath & Body Works  68,100 2,220
Burlington Stores (1) 43,900 4,912
Five Below (1) 17,000 2,340
O'Reilly Automotive (1) 5,900 4,150
Ross Stores  22,200 1,871
Warby Parker, Class A (1) 17,062 228
15,721
Textiles, Apparel & Luxury
Goods 0.6%
Deckers Outdoor (1) 4,300 1,344
Lululemon Athletica (1) 3,300 923
On Holding, Class A (1) 11,900 191
2,458
Total Consumer Discretionary 57,392
Shares $ Value
(Cost and value in $000s)
‡
CONSUMER STAPLES 2.6%
Beverages 0.5%
Boston Beer, Class A (1) 6,835 2,212
2,212
Food & Staples Retailing 1.2%
Casey's General Stores  25,500 5,164
5,164
Food Products 0.5%
TreeHouse Foods (1) 47,462 2,013
2,013
Household Products 0.4%
Reynolds Consumer Products  67,200 1,748
1,748
Personal Products 0.0%
Olaplex Holdings (1) 13,981 134
134
Total Consumer Staples 11,271
ENERGY 2.6%
Oil, Gas & Consumable Fuels 2.6%
Cheniere Energy  25,500 4,231
Coterra Energy  76,600 2,001
Pioneer Natural Resources  12,800 2,772
Venture Global LNG, Series B,
Acquisition Date: 3/8/18, Cost $61 (1)
(2)(3) 20 296
Venture Global LNG, Series C,
Acquisition Date: 10/16/17 - 3/8/18,
Cost $512 (1)(2)(3) 139 2,056
Total Energy 11,356
FINANCIALS 5.7%
Capital Markets 3.7%
Cboe Global Markets  20,400 2,394
Intercontinental Exchange  2,100 190
KKR  111,500 4,795
MarketAxess Holdings  17,000 3,782
Raymond James Financial  17,200 1,700
Tradeweb Markets, Class A  61,700 3,481
16,342
Insurance 2.0%
Assurant  35,800 5,201
Axis Capital Holdings  60,600 2,978
Kemper  20,700 854
9,033
Total Financials 25,375
HEALTH CARE 24.2%
Biotechnology 4.6%
Alkermes (1) 38,500 860
Alnylam Pharmaceuticals (1) 27,000 5,404
Apellis Pharmaceuticals (1) 14,464 988
Argenx, ADR (1) 10,888 3,844
Ascendis Pharma, ADR (1) 4,000 413
CRISPR Therapeutics (1) 10,257 670
Exact Sciences (1) 25,000 812

T. ROWE PRICE Mid-Cap Growth Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Exelixis (1) 38,400 602
Ionis Pharmaceuticals (1) 71,900 3,180
Karuna Therapeutics (1) 2,332 525
Neurocrine Biosciences (1) 8,500 903
Seagen (1) 13,600 1,861
Ultragenyx Pharmaceutical (1) 11,500 476
20,538
Health Care Equipment &
Supplies 8.6%
Alcon  53,900 3,136
Cooper  20,300 5,357
DENTSPLY SIRONA  34,100 967
Enovis (1) 50,424 2,323
Hologic (1) 199,600 12,878
ICU Medical (1) 15,100 2,274
QuidelOrtho (1) 37,933 2,712
Teleflex  42,972 8,657
38,304
Health Care Providers &
Services 2.2%
Acadia Healthcare (1) 82,200 6,426
agilon health (1) 21,874 512
Molina Healthcare (1) 8,700 2,870
9,808
Health Care Technology 1.6%
Doximity, Class A (1) 34,100 1,031
Multiplan (1) 250,000 715
Veeva Systems, Class A (1) 31,800 5,243
6,989
Life Sciences Tools & Services 5.6%
Agilent Technologies  80,400 9,773
Avantor (1) 281,000 5,507
Bruker  117,000 6,208
West Pharmaceutical Services  13,645 3,358
24,846
Pharmaceuticals 1.6%
Catalent (1) 90,200 6,527
Perrigo  14,900 531
7,058
Total Health Care 107,543
INDUSTRIALS & BUSINESS
SERVICES 16.8%
Aerospace & Defense 2.8%
BWX Technologies  34,000 1,713
Textron  183,100 10,667
12,380
Airlines 1.0%
Southwest Airlines (1) 142,900 4,407
4,407
Commercial Services &
Supplies 0.5%
Waste Connections  17,100 2,311
2,311
Shares $ Value
(Cost and value in $000s)
‡
Electrical Equipment 0.2%
Shoals Technologies Group, Class
A (1) 42,900 925
925
Industrial Conglomerates 0.9%
Roper Technologies  11,000 3,956
3,956
Machinery 4.8%
Esab  51,324 1,712
Fortive  102,100 5,952
IDEX  17,000 3,398
Ingersoll Rand  232,500 10,058
21,120
Professional Services 4.6%
Clarivate (1) 170,199 1,598
CoStar Group (1) 69,634 4,850
Equifax  28,500 4,886
Leidos Holdings  18,400 1,609
TransUnion  60,000 3,569
Verisk Analytics  23,900 4,076
20,588
Road & Rail 1.6%
JB Hunt Transport Services  45,200 7,070
7,070
Trading Companies &
Distributors 0.4%
United Rentals (1) 6,800 1,837
1,837
Total Industrials & Business Services 74,594
INFORMATION
TECHNOLOGY 21.1%
Electronic Equipment, Instruments
& Components 4.0%
Amphenol, Class A  46,900 3,140
Cognex  42,600 1,766
Corning  77,000 2,235
Keysight Technologies (1) 43,900 6,908
Littelfuse  3,600 715
National Instruments  75,800 2,861
17,625
IT Services 1.6%
Broadridge Financial Solutions  10,000 1,443
FleetCor Technologies (1) 29,800 5,250
MongoDB (1) 2,100 417
Thoughtworks Holding (1) 8,746 92
7,202
Semiconductors & Semiconductor
Equipment 6.7%
KLA  21,700 6,567
Lattice Semiconductor (1) 44,300 2,180
Marvell Technology  195,800 8,402
Microchip Technology  189,900 11,589
Wolfspeed (1) 10,300 1,065
29,803

T. ROWE PRICE Mid-Cap Growth Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Software 8.8%
Atlassian, Class A (1) 18,800 3,959
Bill.com Holdings (1) 12,900 1,708
Black Knight (1) 68,100 4,408
CCC Intelligent Solutions Holdings (1) 251,098 2,285
Crowdstrike Holdings, Class A (1) 19,700 3,247
DocuSign (1) 21,300 1,139
Fair Isaac (1) 7,700 3,172
Fortinet (1) 136,200 6,691
Paylocity Holding (1) 13,200 3,189
PTC (1) 29,800 3,117
SentinelOne, Class A (1) 38,357 980
Synopsys (1) 17,000 5,194
39,089
Total Information Technology 93,719
MATERIALS 5.4%
Chemicals 0.8%
RPM International  42,300 3,524
3,524
Construction Materials 1.1%
Martin Marietta Materials  14,989 4,828
4,828
Containers & Packaging 3.5%
Avery Dennison  32,100 5,223
Ball  127,669 6,169
Sealed Air  91,000 4,050
15,442
Total Materials 23,794
Total Common Stocks (Cost
$313,060) 418,896
CONVERTIBLE PREFERRED STOCKS 0.5%
CONSUMER DISCRETIONARY 0.1%
Internet & Direct Marketing
Retail 0.1%
Maplebear DBA Instacart, Series
E, Acquisition Date: 11/19/21,
Cost $975 (1)(2)(3) 8,106 393
Shares $ Value
(Cost and value in $000s)
‡
Maplebear DBA Instacart, Series
I, Acquisition Date: 2/26/21,
Cost $146 (1)(2)(3) 1,170 57
Total Consumer Discretionary 450
HEALTH CARE 0.1%
Biotechnology 0.1%
Caris Life Sciences, Series
D, Acquisition Date: 5/11/21,
Cost $426 (1)(2)(3) 52,622 346
Total Health Care 346
INFORMATION TECHNOLOGY 0.1%
Software 0.1%
Databricks, Series G, Acquisition Date:
2/1/21, Cost $197 (1)(2)(3) 3,330 184
Databricks, Series H, Acquisition Date:
8/31/21, Cost $328 (1)(2)(3) 4,467 247
Nuro, Series D, Acquisition Date:
10/29/21, Cost $294 (1)(2)(3) 14,070 293
Total Information Technology 724
MATERIALS 0.2%
Chemicals 0.2%
Redwood Materials, Series
C, Acquisition Date: 5/28/21,
Cost $316 (1)(2)(3) 6,674 521
Sila Nano, Series F, Acquisition Date:
1/7/21, Cost $595 (1)(2)(3) 14,417 449
Total Materials 970
Total Convertible Preferred Stocks
(Cost $3,277) 2,490
SHORT-TERM INVESTMENTS 5.0%
Money Market Funds 5.0%
T. Rowe Price Treasury Reserve Fund,
3.06% (4)(5) 22,139,847 22,140
Total Short-Term Investments (Cost
$22,140) 22,140
Total Investments in
Securities 100.0%
(Cost $338,477) $ 443,526
Other Assets Less Liabilities (0.0)% (94)
Net Assets 100.0% $ 443,432
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $4,842 and represents 1.1% of net assets.
(4) Seven-day yield
(5) Affiliated Companies
ADR American Depositary Receipts

T. ROWE PRICE Mid-Cap Growth Portfolio

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Treasury Reserve Fund, 3.06% $ —# $ — $ 178+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Treasury Reserve
Fund, 3.06% $ 20,589  ¤  ¤ $ 22,140^
#
Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+
Investment income comprised $178 of dividend income and $0 of interest income.
¤
Purchase and sale information not shown for cash management funds.
^
The cost basis of investments in affiliated companies was $22,140.

T. ROWE PRICE Mid-Cap Growth Portfolio
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Mid-Cap Growth Portfolio (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an
open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security.
Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a

T. ROWE PRICE Mid-Cap Growth Portfolio

significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended September 30, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2022, totaled $590,000 for the period ended September 30, 2022.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
E305-054Q3 09/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 416,544 $ — $ 2,352 $ 418,896
Convertible Preferred Stocks — — 2,490 2,490
Short-Term Investments 22,140 — — 22,140
Total $ 438,684 $ — $ 4,842 $ 443,526
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Ending
Balance
9/30/22
Investment in Securities
Common Stocks $ 946 $ 1,406 $ 2,352
Convertible Preferred Stocks 3,306 (816) 2,490
Total $ 4,252 $ 590 $ 4,842